Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Total property plant and equipment, at cost	$ 2,599,608	$ 1,904,327
Less: accumulated depreciation	(1,025,006)	(745,429)
Total property, plant and equipment, net	1,574,602	1,158,898
Machinery [Member]
Total property plant and equipment, at cost	638,660	658,043
Electric equipment [Member]
Total property plant and equipment, at cost	144,436	138,338
Office equipment [Member]
Total property plant and equipment, at cost	74,797	78,917
Vehicles [Member]
Total property plant and equipment, at cost	182,563	122,969
Leasehold improvement [Member]
Total property plant and equipment, at cost	$ 1,559,152	$ 906,060